Loans (Details 8) (USD $) In Millions, unless otherwise specified																																																																																																						12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Credit Card [Member] California [Member]	Dec. 31, 2009 Credit Card [Member] California [Member]	Dec. 31, 2010 California [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 California [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 California [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 California [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] New York [Member]	Dec. 31, 2009 Credit Card [Member] New York [Member]	Dec. 31, 2010 New York [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 New York [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 New York [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 New York [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] Texas [Member]	Dec. 31, 2009 Credit Card [Member] Texas [Member]	Dec. 31, 2010 Texas [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 Texas [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 Texas [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 Texas [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] Florida [Member]	Dec. 31, 2009 Credit Card [Member] Florida [Member]	Dec. 31, 2010 Florida [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 Florida [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 Florida [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 Florida [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] Illinois [Member]	Dec. 31, 2009 Credit Card [Member] Illinois [Member]	Dec. 31, 2010 Illinois [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 Illinois [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 Illinois [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 Illinois [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] Ohio [Member]	Dec. 31, 2009 Credit Card [Member] Ohio [Member]	Dec. 31, 2010 Ohio [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 Ohio [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 Ohio [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 Ohio [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] New Jersey [Member]	Dec. 31, 2009 Credit Card [Member] New Jersey [Member]	Dec. 31, 2010 New Jersey [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 New Jersey [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 New Jersey [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 New Jersey [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] Michigan [Member]	Dec. 31, 2009 Credit Card [Member] Michigan [Member]	Dec. 31, 2010 Michigan [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 Michigan [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 Michigan [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 Michigan [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] Virginia [Member]	Dec. 31, 2009 Credit Card [Member] Virginia [Member]	Dec. 31, 2010 Virginia [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 Virginia [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 Virginia [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 Virginia [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] Pennsylvania [Member]	Dec. 31, 2009 Credit Card [Member] Pennsylvania [Member]	Dec. 31, 2010 Pennsylvania [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 Pennsylvania [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 Pennsylvania [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 Pennsylvania [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] Washington [Member]	Dec. 31, 2009 Credit Card [Member] Washington [Member]	Dec. 31, 2010 Washington [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 Washington [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 Washington [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 Washington [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] Georgia [Member]	Dec. 31, 2009 Credit Card [Member] Georgia [Member]	Dec. 31, 2010 Georgia [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 Georgia [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 Georgia [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 Georgia [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] All other [Member]	Dec. 31, 2009 Credit Card [Member] All other [Member]	Dec. 31, 2010 All other [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 All other [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 All other [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 All other [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2009 Credit Card [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2010 Current and less than 30 days past due and still accruing [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 Current and less than 30 days past due and still accruing [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 Current and less than 30 days past due and still accruing [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 Current and less than 30 days past due and still accruing [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] 30-89 days past due and still accruing [Member]	Dec. 31, 2009 Credit Card [Member] 30-89 days past due and still accruing [Member]	Dec. 31, 2010 30-89 days past due and still accruing [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 30-89 days past due and still accruing [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 30-89 days past due and still accruing [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 30-89 days past due and still accruing [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2009 Credit Card [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2010 90 days or more past due and still accruing [Member]	Dec. 31, 2009 90 days or more past due and still accruing [Member]	Dec. 31, 2010 90 days or more past due and still accruing [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 90 days or more past due and still accruing [Member] Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 90 days or more past due and still accruing [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 90 days or more past due and still accruing [Member] Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2010 Credit Card [Member]	Dec. 31, 2009 Credit Card [Member]	Dec. 31, 2010 Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2009 Chase Credit Card Portfolio Excluding Washington Mutual [Member]	Dec. 31, 2010 Washington Mutual Credit Card Portfolio [Member]	Dec. 31, 2009 Washington Mutual Credit Card Portfolio [Member]
Charge offs
Net charge offs																																																																																																						$ 14,037	$ 9,634	$ 11,191	$ 6,466	$ 2,846	$ 3,168
Percentage of net charge-offs to retained loans																																																																																																						9.73%	11.07%	8.73%	9.76%	17.73%	15.26%
Loan delinquency
Total loans	692,927	633,458																																																																																																				137,676	78,786
Total retained loans	685,498	627,218	728,915	18,104	10,988	15,454	7,115	2,650	3,873	10,572	5,985	9,540	4,527	1,032	1,458	10,223	5,575	9,217	4,154	1,006	1,421	7,889	5,174	6,724	3,439	1,165	1,735	7,619	3,937	7,077	3,166	542	771	5,436	3,068	5,035	2,506	401	562	5,564	3,044	5,070	2,337	494	707	4,229	2,374	3,956	1,977	273	397	3,315	1,803	3,020	1,386	295	417	4,945	2,841	4,521	2,243	424	598	2,491	1,507	2,053	911	438	596	3,232	2,039	2,834	1,477	398	562	51,905	30,451	47,290	23,895	4,615	6,556	129,918	72,690	117,248	55,374	12,670	17,316	2,551	2,612	2,092	1,638	459	974	3,053	3,481	0	0	2,449	2,118	604	1,363	135,524	78,786	121,791	59,133	13,733	19,653
Nonaccrual loans																																																																																																						$ 2	$ 3	$ 2	$ 3
Retained Loans, Percentage, Equal or Greater than 30 Days Past Due																																																																																																						4.14%	7.73%	3.73%	6.35%	7.74%	11.89%
Retained Loans, Percentage, Equal or Greater than 90 Days Past Due																																																																																																						2.25%	4.42%	2.01%	3.58%	4.40%	6.94%
Percentage of portfolio with estimated refreshed FICO scores(e):
Retained Loans, Percentage, Fico Score 660 Or Greater																																																																																																						77.90%	66.70%	80.60%	72.60%	56.40%	49.20%
Less than 660																																																																																																						22.10%	33.30%	19.40%	27.40%	43.60%	50.80%